TAXES (Details - Canadian tax expense) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax – Canada	$ (64,768)	$ 312,767
Deferred income tax – Canada	(797,096)	0	$ 0
Total income tax (recovery) expense	$ (861,864)	$ 312,767